Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Property and Equipment
The estimated useful lives are as follows:

Computer hardware	3 years
Furniture, fixtures and equipment	5-7 years
Leasehold improvements	Lesser of lease term or estimated useful life
Property and equipment, net consisted of the following:

	December 31,
	2021	2020
Computer hardware	$45,510	$38,253
Leasehold improvements	11,578	21,614
Furniture, fixtures and equipment	34,709	13,201
Capital office leases - finance lease asset(1)	30,560	—
Other	2,334	—
Total property and equipment, gross	124,691	73,068
Accumulated depreciation	(40,842)	(36,801)
Total property and equipment, net	$83,849	$36,267

(1) See Note 7 - Leases for additional information.

Schedule of Finite-Lived Intangible Assets
Where applicable, intangible assets are amortized on a straight-line basis over their estimated useful lives as follows:

Customer relationships	2 – 23 years
Databases and content	2 – 20 years
Developed technology	3 – 14 years
Computer software	5 years
Finite-lived trade names	2 - 18 years
Non-compete agreements	5 years
Backlog	4 years
Indefinite-lived trade names	Indefinite